Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [Abstract]
Profit/ (loss) from continuing operations attributable to Atlantica.	$ (28,171)	$ 16,956
Average number of ordinary shares outstanding - basic and diluted (in shares)	101,602	100,516
Earnings per share from continuing operations - basic and diluted (in dollars per share)	$ (0.28)	$ 0.17
Earnings per share from profit/ (loss) for the period - basic and diluted (in dollars per share)	$ (0.28)	$ 0.17